Subsequent Events (Details) R / shares in Units, R in Millions, $ in Millions, $ in Millions																12 Months Ended
	Oct. 12, 2026 R / shares	Oct. 02, 2026 ZAR (R)	Oct. 02, 2026 USD ($)	Sep. 28, 2026 ZAR (R)	Sep. 28, 2026 USD ($)	Sep. 18, 2026 ZAR (R)	Sep. 18, 2026 AUD ($)	Aug. 26, 2026 R / shares	Jul. 02, 2026 USD ($)	Jul. 02, 2026 AUD ($)	Apr. 28, 2026 R / shares	Oct. 13, 2025 R / shares	Apr. 14, 2025 R / shares	Oct. 14, 2024 R / shares	Apr. 15, 2024 R / shares	Jun. 30, 2026 ZAR (R) R / shares	Jun. 30, 2025 ZAR (R) R / shares	Jun. 30, 2024 R / shares	Sep. 29, 2026 R / shares	Sep. 29, 2026 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | R / shares								R 7.50
Dividends per share, ordinary shares | R / shares	R 7.50										R 5.30	R 1.55	R 2.27	R 0.94	R 1.47	R 6.85	R 3.21	R 2.22
US500 million RCF
Disclosure of non-adjusting events after reporting period [line items]
Draw down									$ 400
US500 million RCF | Revolving credit facility
Disclosure of non-adjusting events after reporting period [line items]
Repayments of current borrowings		R 4,200	$ 256	R 2,400	$ 150
AUD500 million facility
Disclosure of non-adjusting events after reporting period [line items]
Draw down										$ 250
US$400 million facility - Sustainability Linked
Disclosure of non-adjusting events after reporting period [line items]
Draw down | R																R 3,309	R 0
US$400 million facility - Sustainability Linked | Term loan
Disclosure of non-adjusting events after reporting period [line items]
Repayments of current borrowings									100
US$400 million facility - Sustainability Linked | Revolving credit facility
Disclosure of non-adjusting events after reporting period [line items]
Repayments of current borrowings									200
US1.25 billion facility - Bridge Facility
Disclosure of non-adjusting events after reporting period [line items]
Repayments of current borrowings									$ 275							R 10,008	R 0
AS250 million RCF
Disclosure of non-adjusting events after reporting period [line items]
Draw down						R 1,400	$ 125
US500 million Guaranteed Senior Unsecured Convertible Bonds
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued																				$ 500
Interest rate																				1.50%
Initial conversion price per ordinary share | R / shares																			R 418.60
Percent of issued ordinary share capital																				3.00%
Bonds convertible into ordinary shares | shares																				19,400,000